Derivative financial Instruments - Schedule of Carrying Amounts of Derivative Instruments (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,303,388	1,186,950
Carrying amount of the hedging instruments, Asset	$ 107,821	$ 63,690
Carrying amount of the hedging instruments, Liability	(25,533)	(16,981)
Change in fair value used for calculating hedge ineffectiveness	65,005	50,631
Changes in the fair value of the hedging instrument recognised in OCI	65,286	49,482
Ineffectiveness recognised in profit or loss	281	(1,149)
Amount reclassified from the hedge reserve to profit or loss	(483)	(4,914)
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , liabilities	(1,398,323)	(1,224,849)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	(65,005)	(49,482)
Cash flow hedge reserve	(7,458)	(7,141)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset		143
Carrying amount of the hedging instruments, Liability		$ (1)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount		75,000
Carrying amount of the hedging instruments, Asset		$ 143
Carrying amount of the hedging instruments, Liability		(1)
Change in fair value used for calculating hedge ineffectiveness		550
Changes in the fair value of the hedging instrument recognised in OCI		551
Ineffectiveness recognised in profit or loss		1
Amount reclassified from the hedge reserve to profit or loss		0
Carrying amount of hedged items, Asset		0
Carrying amount of hedged items , liabilities		(75,695)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness		(551)
Cash flow hedge reserve		(97)
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	107,821	41,677
Carrying amount of the hedging instruments, Liability	$ (25,533)	$ (16,980)
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,303,388	922,777
Carrying amount of the hedging instruments, Asset	$ 107,821	$ 41,677
Carrying amount of the hedging instruments, Liability	(25,533)	(16,980)
Change in fair value used for calculating hedge ineffectiveness	65,005	28,211
Changes in the fair value of the hedging instrument recognised in OCI	65,286	27,061
Ineffectiveness recognised in profit or loss	281	(1,150)
Amount reclassified from the hedge reserve to profit or loss	(682)	(4,914)
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , liabilities	(1,398,323)	(943,942)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	(65,005)	(27,061)
Cash flow hedge reserve	$ (7,458)	(8,836)
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset		21,870
Carrying amount of the hedging instruments, Liability		$ 0
Foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	180,639
Carrying amount of the hedging instruments, Asset	$ 0	$ 21,833
Carrying amount of the hedging instruments, Liability	0	0
Change in fair value used for calculating hedge ineffectiveness	0	21,833
Changes in the fair value of the hedging instrument recognised in OCI	0	21,833
Ineffectiveness recognised in profit or loss	0	0
Amount reclassified from the hedge reserve to profit or loss	$ 142	0
Carrying amount of hedged items, Asset		0
Carrying amount of hedged items , liabilities		(196,646)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness		(21,833)
Cash flow hedge reserve		$ 1,836
Foreign exchange risk | Deposits
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	8,534
Carrying amount of the hedging instruments, Asset	$ 0	$ 37
Carrying amount of the hedging instruments, Liability	0	0
Change in fair value used for calculating hedge ineffectiveness	0	37
Changes in the fair value of the hedging instrument recognised in OCI	0	37
Ineffectiveness recognised in profit or loss	0	0
Amount reclassified from the hedge reserve to profit or loss	$ 57	0
Carrying amount of hedged items, Asset		0
Carrying amount of hedged items , liabilities		(8,566)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness		(37)
Cash flow hedge reserve		$ (44)